Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Summary of the properties sold, date of sale, indebtedness repaid, approximate sales proceeds, net of closing costs, gain on sale and whether the sale qualified as part of a tax deferred exchange

Property Name	Date of Sale	Indebtedness repaid	Sales Proceeds (net of closing costs)	Gain (loss) on Sale	Tax Deferred Exchange

Wisner-Milwaukee Plaza	January 30, 2009	-	3,679	1,883	No
Western-Howard Plaza	February 10, 2009	-	1,709	117	No
Montgomery Plaza	April 8, 2009	-	193	-	No
Lake Park Plaza (partial)	April 30, 2009	-	1,618	8	No
Park Center Plaza (partial)	April 30, 2010	-	829	521	No
Springboro Plaza	August 5, 2010	5,510	6,790	230	No
Northgate Center	September 1, 2010	6,211	1,726	(9)	No
Homewood Plaza	November 29, 2010	-	2,375	1,108	No
Schaumburg Golf Road Retail	February 14, 2011	-	2,090	197	No
Park Center Plaza (partial)	August 18, 2011	-	2,977	358	No
Rose Plaza East & West	October 7, 2011	-	4,899	895	No
Orland Park Retail	October 28, 2011	-	920	59	No